Investment Properties - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about investment property [line items]
Fair value of investment properties	$ 252,806	$ 7,738,379	$ 8,119,436
Level 3 of fair value hierarchy [member] | Fair value [member]
Disclosure of detailed information about investment property [line items]
Fair value of investment properties	$ 384,346	$ 11,764,829	$ 11,560,440